Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Property, plant and equipment
13. Property, plant and equipment
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	31 December 2025	31 December 2024

Property, plant and equipment owned	21 368	21 295

Property, plant and equipment leased (right-of-use assets)	2 297	2 209

Total property, plant and equipment	23 664	23 503

	31 December 2025				31 December 2024

Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total

Acquisition cost
Balance at end of previous year	12 325	38 056	1 166	51 547	54 522
Effect of movements in foreign exchange	808	2 764	97	3 669	(4 424)
Acquisitions	32	878	1 833	2 744	2 989
Acquisitions through business combinations	-	-	-	-	16
Disposals through sale and derecognition	(258)	(2 385)	(1)	(2 644)	(2 271)
Disposals through the sale of subsidiaries	(9)	(18)	-	(27)	(9)
Transfer (to)/from other asset categories and other movements¹	331	3 452	(2 085)	1 698	724
Balance at end of the period	13 229	42 747	1 011	56 987	51 547

Depreciation and impairment losses
Balance at end of previous year	(5 018)	(25 235)	-	(30 252)	(30 430)
Effect of movements in foreign exchange	(317)	(1 765)	-	(2 082)	2 367
Depreciation	(385)	(2 944)	-	(3 329)	(3 518)
Disposals through sale and derecognition	243	2 329	-	2 572	2 121
Disposals through the sale of subsidiaries	4	15	-	18	5
Impairment losses	(66)	(390)	-	(456)	(247)
Transfer to/(from) other asset categories and other movements 1	(204)	(1 886)	-	(2 090)	(550)
Balance at end of the period	(5 743)	(29 876)	-	(35 619)	(30 252)

Carrying amount
at 31 December 2024	7 307	12 821	1 166	21 295	21 295
at 31 December 2025	7 486	12 871	1 011	21 368
As of 31 December 2025 and 2024 there were no significant restrictions on title on property, plant and equipment.
Contractual commitments to purchase property, plant and equipment amounted to 171m US dollar as of 31 December 2025 compared to 257m US dollar as of 31 December 2024.
AB InBev’s net capital expenditures in the statement of cash flow amounted to 3 552m US dollar in 2025 compared to 3 735m US dollar in 2024. Out of the total 2025 capital expenditures approximately 26% was used to improve the company’s production facilities while 50% was used for logistics and commercial investments and 24% for the purchase of hardware and software and improving administrative capabilities.
Property, plant and equipment leased by the company (right-of-use assets) is detailed as follows:

	31 December 2025

Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 505	795	2 298
Depreciation for the year ended 31 December	(425)	(318)	(742)

	31 December 2024

Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 443	766	2 209
Depreciation for the year ended 31 December	(433)	(349)	(782)
Additions to right-of-use assets in the year ended 31 December 2025 were 588m US dollar (31 December 2024: 546m US dollar).
Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements with a term of 27 years. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings, which typically run for a period of five
to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.
The company leases out pub real estate for an average outstanding period of
6
to 8 years and part of its own property under operating leases. In 2025, 128m US dollar was recognized as income in the income statement in respect of subleasing of right-of-use assets (2024: 124m US dollar; 2023: 120m US dollar). As of 31 December 2025, the undiscounted lease payments of the non-cancelable lease payments are expected to be received as follows: 117m US dollar in the next 12 months, 329m US dollar in the years 2 through 5 and 68m US dollar after 5 years.
The expense related to short-term and low-value leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant.

1
The transfer (to)/from other asset categories and other movements relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations, to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
and to other movements.